Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 20, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregated fair value warrants	$ 19,938	$ 550,800
Federal depository insurance coverage, value	250,000			$ 500,000
Doubtful accounts receivable	4,870,838	2,680,077
Acquired percentage					65.0177%
Financial guarantee services amounted	453,489
Provisions for financial guarantee services	5,008
Total expenses of employee benefits	$ 31,012	33,999	$ 88,519
Value added tax rate	6.00%
Income tax benefits, percentage	50.00%			50.00%
Guarantee fee commission percentage	50.00%
Related interests of guaranteed value	$ 35,100,000
Fair market value of collateral value	61,400,000
Cash	6,911,592
Restricted cash	$ 15,233,933
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash deposit of percentage	10.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash deposit of percentage	20.00%
Allowance for doubtful accounts [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Doubtful accounts receivable	$ 405,802